Supplement Dated June 5, 2025
To The Prospectus Dated April 28, 2025
JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective May 13, 2025, for the JNL/Lord Abbett Short Duration Income Fund, please delete all references to and information for Kewjin Yuoh.

Effective June 30, 2025, for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund, please delete all references to and information for Nancy Rogers.

Effective June 30, 2025, for Marlene Walker Smith, please replace all references to her title with “Senior Director and Chief Investment Officer.”

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Alternative Fund, please add the following after the fifth paragraph:

The Adviser may allocate up to 10% of the Fund’s total assets in other funds, which will be primarily in private funds or other pooled investment vehicles that would qualify as “investment companies” under the 1940 Act but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (“Private Funds”).

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after “Forward and futures contract risk,” please add the following:

•	Private funds risk – The Private Funds will not be subject to the 1940 Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to Shareholders under the 1940 Act. By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by the Private Fund. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any changes in the Private Funds that could be material and adverse, resulting in substantial losses from risks of Private Funds.

•	Valuation risk – The value of the Fund’s investments in Private Funds will be difficult to ascertain and these valuations on a given date will likely vary from the amounts the Fund would receive upon withdrawal of its investments. While the valuations of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds will depend in large part on a Private Fund’s manager to provide a valuation, or assistance with a valuation, of the Fund’s investment in a Private Fund. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a manager as of a specific date, may vary from the fair value of the investment that may be obtained if the Fund were to sell such investment to a third party in a secondary transaction. For information about the value of the Fund’s investments in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including quarterly unaudited financial statements that, if inaccurate, could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the third paragraph in the entirety and replace with the following:

Five unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, after “Nuance Strategy,” please add the following:

River Road Strategy

River Road Asset Management, LLC (“River Road”) primarily invests in equity securities of mid-capitalization companies that River Road believes are undervalued. The River Road Strategy may invest a portion of its assets in companies of other market capitalizations (measured at the time of acquisition), real estate investment trusts (“REITs”), and foreign securities.

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Mid Cap Fund, after “Mid-capitalization investing risk,” please add the following:

●	Managed portfolio risk – As an actively managed portfolio, the Fund’s portfolio manager(s) make decisions to buy and sell holdings in the Fund’s portfolio. Because of this, the value of the Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, the Sub-Adviser’s investment techniques could fail to achieve the Fund’s investment objective or negatively affect the Fund’s investment performance, or legislative, regulatory, or tax developments may affect the investment techniques available to the Sub-Adviser of the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

In the section “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Mid Cap Fund, after “Depositary receipts risk,” please add the following:

●	REIT investment risk – The risks of investing in REITs include certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates; shifts in zoning laws; environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the REIT manager; and other factors. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings of securities and may be more volatile than other securities. REITs could be adversely affected by failure to maintain their exemptions from registration under the Investment Company Act of 1940, as amended, or failure to qualify for the “dividends paid deduction” under the Internal Revenue Code of 1986, as amended, which allows REITs to reduce their corporate taxable income for dividends paid to their shareholders.

In the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete the Sub-Advisers list and Portfolio Managers table in the entirety and replace with the following:

Sub-Advisers:
Champlain Investment Partners, LLC (“Champlain”)
Kayne Anderson Rudnick Investment Management, LLC (“KAR”)
Nuance Investments, LLC (“Nuance”)
River Road Asset Management, LLC (“River Road”)
Victory Capital Management Inc. (“Victory Capital”)

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Vice President and Portfolio Manager, JNAM
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner, Champlain
Corey Bronner, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Caligiuri, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Farley	April 2018	Senior Member of the Investment Team and Partner, Champlain
Robert D. Hallisey	April 2020	Senior Member of the Investment Team and Partner, Champlain
Jacqueline Williams, CFA	April 2022	Senior Member of the Investment Team and Partner, Champlain
Chris Armbruster, CFA	April 2022	Portfolio Manager and Senior Research Analyst, KAR
Noran Eid	October 2023	Portfolio Manager and Senior Research Analyst, KAR
Scott A. Moore, CFA	April 2020	President and Chief Investment Officer, Nuance
Darren Schryer, CFA, CPA	April 2020	Vice President and Portfolio Manager, Nuance
Jack Meurer, CFA	May 2023	Vice President and Portfolio Manager, Nuance
D. Adam West, CFA	July 2024	Vice President and Portfolio Manager, Nuance
Matthew W. Moran, CFA	June 2025	Portfolio Manager, River Road
Daniel R. Johnson, CFA, CPA	June 2025	Portfolio Manager, River Road
Gary H. Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Jeffrey M. Graff, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Gregory M. Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James M. Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael F. Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital

Effective June 30, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL/Mellon Bond Index Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marlene Walker Smith	2025	Senior Director and Chief Investment Officer, Mellon
Gregg A. Lee, CFA	2014*	Senior Vice President, Senior Portfolio Manager – Fixed Income, Mellon
*	Prior to April 26, 2021, the Fund was managed by JNAM and implemented its investment strategy directly through a sub-adviser. Effective April 26, 2021, the Fund operates as a “feeder fund” of the Master Fund. These dates refer to the time during which the Fund was managed by JNAM and implemented its investment strategy directly through Mellon as sub-adviser.

Effective June 30, 2025, in the section “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Bond Index Fund, please delete the Portfolio Managers table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
Marlene Walker Smith	June 2025*	Senior Director and Chief Investment Officer, Mellon
Gregg A. Lee, CFA	April 2021*	Senior Vice President, Senior Portfolio Manager – Fixed Income, Mellon
*	The Fund serves as the Master Fund for the JNL/Mellon Bond Index Fund (“Feeder Fund”). Marlene Walker Smith and Gregg Lee joined the Feeder Fund’s management team in 2025 and 2014, respectively.

In the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Alternative Fund, please add the following after the fifth paragraph:

The Adviser may allocate up to 10% of the Fund’s total assets in other funds, which will be primarily in private funds or other pooled investment vehicles that would qualify as “investment companies” under the 1940 Act but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (“Private Funds”).

In the section “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Alternative Fund, after “Forward and futures contract risk,” please add the following:

•	Private funds risk
•	Valuation risk

In the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, please delete the third paragraph in the entirety and replace with the following:

Five unaffiliated investment managers (“Sub-Advisers”) generally provide day to day management for a portion of the Fund’s assets (each portion is sometimes referred to as a “sleeve”). Each Sub-Adviser may use different investment strategies in managing Fund assets, acts independently from the others, and uses its own methodology for selecting investments. Jackson National Asset Management, LLC (“JNAM” or “Adviser”) is responsible for identifying and retaining the Sub-Advisers for the selected strategies and for monitoring the services provided by the Sub-Advisers. JNAM provides qualitative and quantitative supervision as part of its process for selecting and monitoring the Sub-Advisers. JNAM is also responsible for selecting the Fund’s investment strategies and for determining the amount of Fund assets to allocate to each Sub-Adviser. Based on JNAM’s ongoing evaluation of the Sub-Advisers, JNAM may adjust allocations among Sub-Advisers.

In the section “Additional Information About Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Mid Cap Fund, after “Nuance Strategy,” please add the following:

River Road Strategy

River Road Asset Management, LLC (“River Road”) primarily invests in equity securities of mid-capitalization companies that River Road believes are undervalued. The River Road Strategy may invest a portion of its assets in companies of other market capitalizations (measured at the time of acquisition), real estate investment trusts (“REITs”), and foreign securities.

River Road’s investment philosophy is based upon its proprietary Absolute Value® approach, which seeks to generate attractive, sustainable returns over the long term, with an emphasis on minimizing downside portfolio risk. River Road builds the River Road Strategy from the bottom up, making security-specific research central to River Road’s process. At the core of River Road’s Absolute Value® approach is a systematic method for assessing the ‘risk-to-reward’ characteristics of an investment. The goal of the research process is to formulate two outputs from which an investment decision is made – conviction rating (risk) and discount to value (reward). A stock’s conviction rating combined with its discount to value determine not only whether the stock qualifies for investment, but also how the stock will be sized within the River Road Strategy. River Road employs a balanced approach to diversification and a structured sell discipline that seeks to reduce portfolio volatility and the risk of permanent loss of capital.

In the section “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Mid Cap Fund, after “Mid-capitalization investing risk,” please add the following:

●	Managed portfolio risk

In the section “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL Multi-Manager Mid Cap Fund, after “Depositary receipts risk,” please add the following:

●	REIT investment risk

In the section “Additional Information About Each Fund,” under “Additional Information About the Other Investment Strategies, Other Investments and Risks of the Fund (Other than Principal Strategies/Risks),” for the JNL Multi-Manager Mid Cap Fund, before “Cybersecurity risk,” please add the following:

●	Currency risk

In the section “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, after the disclosure for “Nuance Investments, LLC,” please add the following:

River Road Asset Management, LLC (“River Road”), Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202, was founded in 2005. River Road is indirectly majority owned by Affiliated Managers Group, Inc., and members of River Road’s senior management team hold a substantial minority equity interest in the firm.

Matthew W. Moran, CFA, is a portfolio manager for River Road’s Mid Cap Value and Large Cap Value portfolios. He previously served as a senior equity analyst for River Road. Prior to joining River Road in 2007, Mr. Moran served as an Equity Analyst at Morningstar, an Associate at Citigroup, and an Analyst at Goldman Sachs. Mr. Moran earned a BS in Finance from Bradley University and a M.B.A. from The University of Chicago Booth School of Business. Mr. Moran is a member of the CFA Institute and CFA Society Louisville.

Daniel R. Johnson, CFA, CPA, is a portfolio manager for River Road’s Mid Cap Value and Large Cap Value portfolios. He previously served as a senior equity analyst for River Road. Prior to joining River Road in 2006, Mr. Johnson served as an Associate Auditor at PricewaterhouseCoopers. Mr. Johnson earned a BS in Accounting from the University of Kentucky and a M.B.A. in Accountancy from the University of Kentucky. Mr. Johnson is a member of the CFA Institute and CFA Society Louisville.

In the section “Additional Information About Each Fund,” for the JNL Multi-Manager Mid Cap Fund, please delete the last paragraph in the entirety and replace with the following:

A discussion regarding the Board of Trustees’ basis for approving each sub-advisory agreement is available in the Fund’s Form N-CSR filing for the period ended December 31, 2024 and will be available in the Fund’s N-CSR filing for the period ended June 30, 2025.

Effective June 30, 2025, in the section “Additional Information About Each Fund,” under “Portfolio Management of the Master Fund,” for the JNL/Mellon Bond Index Fund, please delete the second paragraph in the entirety and replace with the following:

Marlene Walker Smith is Senior Director and Chief Investment Officer at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

Effective June 30, 2025, in the section “Additional Information About Each Fund,” under “The Sub-Adviser and Portfolio Management,” for the JNL Bond Index Fund, please delete the third paragraph in the entirety and replace with the following:

Marlene Walker Smith is Senior Director and Chief Investment Officer at Mellon. Ms. Walker Smith joined Mellon in 1995. She leads a team of portfolio managers covering domestic and international index portfolios, as well as corporate actions. Ms. Walker Smith has been working in the investment industry since 1990. She holds an MBA from the University of Pittsburgh and a BA from Washington & Jefferson College.

In the section, “Glossary of Risks,” after “Prepayment risk,” please add the following:

Private funds risk – The Private Funds will not be subject to the 1940 Act, nor will they be publicly traded. As a result, the Fund’s investments in the Private Funds will not be subject to the protections afforded to shareholders under the 1940 Act. These protections include, among others, certain corporate governance standards, such as the requirement of having a certain percentage of the directors serving on a board as independent directors, statutory protections against self-dealing by the Private Fund managers, and leverage limitations. By investing in the Private Funds indirectly through the Fund, a shareholder bears two layers of asset-based fees and expenses – at the Fund level and the Private Fund level – in addition to indirectly bearing any performance fees charged by the Private Fund.

Further, the Private Funds are not subject to the same investment limitations as the Fund and may have different and contrary investment limitations and other policies. Unlike registered investment companies, the Private Funds currently are not obligated by regulations or law to disclose publicly the contents of their portfolios. As such, the Fund has limited visibility into the underlying investments of the Private Funds and is dependent on information provided by the private fund managers. This lack of transparency may make it difficult for the Adviser to monitor the sources of the Fund’s income and the allocation of its assets, and otherwise comply with regulations applicable to the Fund, may result in style drift, and ultimately may limit the universe of Private Funds in which the Fund can invest.

Investment in Private Funds carries the risk of loss due to Private Funds’ fraud, intentional or inadvertent deviations from a predefined investment strategy (including excessive concentration, directional investing outside of predefined ranges, excessive leverage or new capital markets), or poor judgment. During the lifetime of the Fund, there could be material changes in one or more Private Funds, including changes in control and mergers. The effect of such changes on a Private Fund cannot be predicted but could be material and adverse. Given the limited liquidity of the Private Funds, the Fund may not be able to alter its portfolio allocation in sufficient time to respond to any such changes, resulting in substantial losses from risks of Private Funds.

In the section, “Glossary of Risks,” after “Underlying funds risk,” please add the following:

Valuation risk – The value of the Fund’s investments in Private Funds will be difficult to ascertain and these valuations on a given date will likely vary from the amounts the Fund would receive upon withdrawal of its investments. While the valuations of the Fund’s publicly traded securities are more readily ascertainable, the Fund’s ownership interest in the Private Funds will depend in large part on a Private Fund’s manager to provide a valuation, or assistance with a valuation, of the Fund’s investment in a Private Fund. Any such valuation is a subjective analysis of the fair market value of an asset and requires the use of techniques that are costly and time-consuming and ultimately provide no more than an estimate of value. Moreover, the valuation of the Fund’s investment in a Private Fund, as provided by a manager as of a specific date, may vary from the fair value of the investment that may be obtained if the Fund were to sell such investment to a third party in a secondary transaction. For information about the value of the Fund’s investments in Private Funds, the Adviser will be dependent on information provided by the Private Funds, including quarterly unaudited financial statements that, if inaccurate, could adversely affect the Adviser’s ability to value accurately the Fund’s shares.

Effective May 1, 2025, in the section, “Management of the Trust,” under “Management Fee,” please delete the table row for the JNL/Fidelity Institutional Asset Management® Total Bond Fund in the entirety and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2024
JNL/Fidelity Institutional Asset Management® Total Bond Fund[12]	$0 to $500 million	.400%
	$500 million to $1 billion	.380%
	$1 billion to $3 billion	.350%
	$3 billion to $5 billion	.340%
	Over $5 billion	.330%	0.38%
[12]	As of May 1, 2025, JNAM will voluntarily waive 0.010% of management fees on the Fund’s assets from $0 to $500 million, 0.015% on assets from $500 million to $1 billion and 0.030% on assets over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective July 1, 2025, in the section, “Management of the Trust,” under “Management Fee,” please delete the table row for the JNL Multi-Manager Mid Cap Fund in the entirety and replace with the following:

Fund	Assets	Advisory Fee (Annual Rate Based on Average Daily Net Assets of each Fund)	Aggregate Fee Paid to Adviser based on Average Daily Net Asset as of December 31, 2024
JNL Multi-Manager Mid Cap Fund[13]	$0 to $500 million	.650%
	$500 million to $1 billion	.625%
	$1 billion to $3 billion	.600%
	$3 billion to $5 billion	.590%
	Over $5 billion	.580%	0.63%
[13]	As of July 1, 2025, JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets from $0 to $1 billion and 0.020% on assets from over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

This Supplement is dated June 5, 2025.

Supplement Dated June 5, 2025
To The Statement of Additional Information
Dated April 28, 2025

JNL® Series Trust

Please note that the changes below may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective May 13, 2025, for the JNL/Lord Abbett Short Duration Income Fund, please delete all references to and information for Kewjin Yuoh.

Effective June 30, 2025, for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund, please delete all references to and information for Nancy Rogers.

Effective June 30, 2025, on page 265, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund, in the entirety and replace with the following, which reflects information as of April 30, 2025:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Marlene Walker Smith	Other Registered Investment Companies	132	$139.8 billion	0	$0
	Other Pooled Vehicles	114	$110.8 billion	0	$0
	Other Accounts	131	$132.5 billion	0	$0

Gregg A. Lee	Other Registered Investment Companies	15	$24 billion	0	$0
	Other Pooled Vehicles	33	$23.4 billion	0	$0
	Other Accounts	22	$32.5 billion	0	$0

Effective June 30, 2025, on page 266, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Mellon Investments Corporation, under “Security Ownership of Portfolio Managers,” please delete the table for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund, in the entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Mellon Bond Index Fund and JNL Bond Index Fund as of April 30, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Marlene Walker Smithy	X
Gregg A. Lee, CFA	X

On page 281, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for River Road Asset Management, LLC, please delete the first paragraph in the entirety and replace with the following:

River Road Asset Management, LLC (“River Road”) is located at Meidinger Tower, 462 South Fourth Street, Suite 2000, Louisville, Kentucky 40202, serves as Co-Sub-Adviser to the JNL Multi-Manager Mid Cap Fund and JNL Multi-Manager Small Cap Value Fund. River Road was founded in 2005. River Road is indirectly majority owned by Affiliated Managers Group, Inc., and members of River Road’s senior management team hold a substantial minority equity interest in the firm.

1

On page 282, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for River Road Asset Management, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” before the table for the JNL Multi-Manager Small Cap Value Fund, please add the following, which reflects information as of April 30, 2025:

JNL Multi-Manager Mid Cap Fund

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Matthew W. Moran, CFA	Other Registered Investment Companies	3	$1.06 billion	0	$0
	Other Pooled Vehicles	2	$99.38 million	0	$0
	Other Accounts	4	$36.34 million	0	$0

Daniel R. Johnson, CFA, CPA	Other Registered Investment Companies	3	$1.06 billion	0	$0
	Other Pooled Vehicles	2	$99.38 million	0	$0
	Other Accounts	4	$36.34 million	0	$0

On page 282, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for River Road Asset Management, LLC, under “Security Ownership of Portfolio Managers,” before the table for the JNL Multi-Manager Small Cap Value Fund, please add the following:

Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of April 30, 2025

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Matthew W. Moran, CFA	X
Daniel R. Johnson, CFA, CPA	X

Effective June 5, 2025, on page 358, in the section, “Disclosure of Portfolio Information, under, “Policy Requirements,” please delete sub-paragraphs (ii) and (iii) in the entirety and replace with the following:

(ii)       Pursuant to applicable law, each Fund (other than a Fund that is a money market fund in accordance with Rule 2a-7) publicly discloses its complete portfolio holdings on the Funds’ website at www.jackson.com within 60 days following quarter end. Each Fund also discloses a complete list of its holdings in its financial statements on Form N-CSR (the financial statements are available online and/or are distributed to shareholders) and in publicly available quarterly holdings reports on Form N-PORT. Forms N-PORT and N-CSR are filed with the SEC and available online at www.sec.gov.;

(iii)      Pursuant to applicable law, the JNL/Dreyfus Government Money Market Fund and JNL Government Money Market Fund (collectively, “Money Market Funds”) publicly discloses their complete portfolio holdings on the Funds’ website at www.jackson.com no later than the fifth business day of a month. The Money Market Funds also disclose a complete list of their holdings in their financial statements on Form N-CSR (the financial statements are available online and/or are distributed to shareholders). Forms N-MFP and N-CSR are filed with the SEC and available online at www.sec.gov.;

This Supplement is dated June 5, 2025.

2